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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for one of its series, Evergreen Intermediate Municipal Bond Fund, for the year ended May 31, 2005. This one series has a May 31 fiscal year end.

Date of reporting period: May 31, 2005

Item 1 - Reports to Stockholders.

Evergreen Intermediate Municipal Bond Fund

Evergreen

INTERMEDIATE MUNICIPAL BOND FUND

Annual Report
as of May 31, 2005

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
29	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
30	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

July 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Intermediate Municipal Bond Fund, which covers the twelve-month period ended May 31, 2005.

Over the past year, fixed income investors have had to contend with some dizzying issues, including moderating economic growth in conjunction with tighter monetary policy. It is in times such as these when the importance of proper asset allocation becomes crystal clear, and we believe investors with exposure to our municipal bond product offerings had the opportunity to benefit from their diversification strategies. In order to successfully navigate this challenging environment, our municipal bond portfolio management teams attempted to position their portfolios to take advantage of the flattening Treasury yield curve, emphasizing intermediate-to-longer term issues as appropriate in light of a fund’s objective.

The investment period began with mixed signals on the domestic economy. Growth was good; it was just no longer great, and market interest rates declined on the perceived weakness. Yet Federal Reserve (Fed) officials continued to talk up their much-anticipated “measured removal of policy accommodation.” Throughout the confusion, we maintained our belief that the economy had simply transitioned from recovery to expansion. As a result of this transition, a variety of economic reports sent conflicting messages. Historically, the maturation of the economic cycle had experienced similarly erratic behavior. Yet market interest rates began to fluctuate with seemingly every monthly data point. Moreover, the costs for commodities and energy were rising, and since inflation-adjusted interest rates had remained low for such a lengthy period, the Fed seemed determined to prevent inflation from becoming a long-term problem. As a result, yields bounced higher in anticipation of tighter Fed policy.

After three years of stimulative policy actions, the Fed finally began their “measured removal of policy accommodation” last summer. While Chairman Greenspan had been very transparent in his public statements

LETTER TO SHAREHOLDERS continued

in an attempt to assuage investor angst, market interest rates remained quite volatile early on in the investment period. Only after the central bank’s first few rate increases did the long-end of the yield curve begin to recover, a process that would continue for the bulk of the investment period. The jury was out, though, on the message of the yield curve. Some felt that long-term inflation was under control, while others lamented the end of the expansion. We believed that monetary officials were simply in the process of renormalizing interest rates from their prior hyper-stimulative stance, and therefore concluded that long-term pricing pressures were unlikely to halt the expansion.

The Fed Chairman, however, remained concerned about “complacency” within the bond market, as evidenced by his comments to congressional banking committees last February that it was a “conundrum” that long-term yields continued to decline. Indeed, one of Mr. Greenspan’s greatest skills during his stewardship of the Fed has been his ability to “talk” rates up or down. These “jawboning” tactics have largely been successful throughout his tenure, yet this time the fixed income markets would have none of it. Either the Fed was behind the curve, or long-term pricing was not a threat. While we took the latter argument, other market forces were at work helping to drive yields lower. The global capital glut, foreign central bank intervention, a flight to quality during periods of uncertainty, and increased demand for longer-duration assets by under-funded pensions had all combined to push yields lower.

Throughout the investment period, our municipal bond portfolio teams attempted to capitalize on some favorable trends within the tax-exempt market. Historically, municipal securities had outperformed Treasuries during periods when the Fed was raising interest rates. In addition, supply was ample, enabling our analysts to identify issues with higher credit quality. Demand was also strong, as capital preservation remained a primary driver for many investors in these uncertain geopolitical times. Finally, as mentioned earlier, our portfolio managers had their best success with intermediate-to-longer-term maturities, providing our investors with the powerful combination of price appreciation and income.

We continue to recommend that investors maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

LETTER TO SHAREHOLDERS continued

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/AnnualUpdates, from our Web site.

Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of Investment Strategy Change:

Effective September 1, 2005, the Fund’s prospectus will be amended to make the following change to the Fund’s principal investment strategy:

The Fund may invest a portion of its assets in derivative instruments, such as Treasury futures, Eurodollar futures and interest rate swap agreements in order to manage its exposure to interest rate risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use are described in more detail under “Additional Information on Securities and Investment Practices” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and management risk.

The Fund’s prospectus will be supplemented to include this change.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of May 31, 2005

MANAGEMENT TEAM

Michael Pietronico

Tax Exempt Fixed Income Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/20/1997

	Class A	Class B	Class C	Class I	Class IS
Class inception date	2/28/2002	11/8/2002	11/8/2002	10/20/1997	7/11/2003

Nasdaq symbol	ESTVX	ESTTX	ESTUX	ESTIX	ESTSX

Average annual return*

1-year with sales charge	2.89%	2.27%	6.26%	N/A	N/A

1-year w/o sales charge	8.02%	7.27%	7.26%	8.34%	8.07%

5-year	6.54%	6.93%	7.23%	7.78%	7.68%

Since portfolio inception	5.80%	6.24%	6.24%	6.60%	6.54%

Maximum sales charge	4.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Historical performance shown for Classes A, B, C and I prior to 7/14/2003 is based on the performance of the corresponding class of Evergreen Offit National Municipal Bond Fund. Historical performance shown for Class IS prior to its inception is based on the performance of Class I of Evergreen Offit National Municipal Bond Fund. Historical performance for Class I prior to 11/11/2002 is based on the performance of the Select shares of OFFIT National Municipal Fund. Historical performance shown for Class A prior to 11/11/2002 is based on the performance of the Advisor shares of OFFIT National Municipal Fund, and prior to the Advisor shares’ inception on 2/28/2002, is based on the Select shares, the original class offered. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Advisor shares had a 0.25% 12b-1 fee. Class I and Select shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Intermediate Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers 5-Year Municipal Bond Index (LB5YMBI) and the Consumer Price Index (CPI).

The LB5YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 8.02% for the twelve-month period ended May 31, 2005, excluding any applicable sales charges. During the same period, the Lehman Brothers 5-Year Municipal Bond Index (LB5YMBI) returned 4.33% .

The fund seeks maximum total after-tax return consistent with a prudent level of credit risk.

The fund performed very well during the fiscal year, outpacing its benchmark, the LB5YMBI. The primary factor in this performance was the fund’s positioning on the yield curve. We overweighted bonds in the 12-to-15-year maturity range and de-emphasized short-term securities. As we anticipated, the yield spreads, or the differences in yields, between two- and ten-year municipal securities compressed during the year. Short-term yields rose but longer-term yields either stabilized or declined. The result was underperformance by short-duration securities and superior performance by longer-duration bonds.

Over the year, we maintained our emphasis on higher quality bonds, holding the portfolio’s average credit quality to AA+. When opportunities arose, we added to investments in bonds with good call protection in the anticipation that these bonds would rally since short-term rates tend to fall as the rate of economic growth slows. The fund’s effective duration, which is a measure of price sensitivity to changes in interest rates, was 6.5 years at the end of the fiscal year.

Detracting from performance was our avoidance of the more volatile sectors of the municipal bond market, notably airline bonds and securities backed by proceeds from tobacco liability suit settlements. Although these bonds performed relatively well during the twelve-month period, we believed they posed too many risks to be introduced into the fund.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate, and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of May 31, 2005, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	12/1/2004	5/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,038.38	$ 4.88
Class B	$ 1,000.00	$ 1,034.77	$ 8.52
Class C	$ 1,000.00	$ 1,034.77	$ 8.52
Class I	$ 1,000.00	$ 1,039.93	$ 3.46
Class IS	$ 1,000.00	$ 1,038.64	$ 4.73
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.14	$ 4.84
Class B	$ 1,000.00	$ 1,016.55	$ 8.45
Class C	$ 1,000.00	$ 1,016.55	$ 8.45
Class I	$ 1,000.00	$ 1,021.54	$ 3.43
Class IS	$ 1,000.00	$ 1,020.29	$ 4.68

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.96% for Class A, 1.68% for Class B, 1.68% for Class C, 0.68% for Class I and 0.93% for Class IS), multiplied by the average account value over the period, multiplied by 182 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,			Year Ended
				December 31,
CLASS A	2005	2004[1]	2003[1,2]	2002[1,3,4]

Net asset value, beginning of period	$ 59.24	$ 62.54	$ 61.61	$59.04

Income from investment operations
Net investment income (loss)	2.11[5]	1.93	0.66	1.64
Net realized and unrealized gains or losses on investments	2.57	(2.46)	1.85	3.17

Total from investment operations	4.68	(0.53)	2.51	4.81

Distributions to shareholders from
Net investment income	(2.15)	(1.98)	(0.60)	(1.64)
Net realized gains	0	(0.79)	(0.98)	(0.60)

Total distributions to shareholders	(2.15)	(2.77)	(1.58)	(2.24)

Net asset value, end of period	$ 61.77	$ 59.24	$ 62.54	$61.61

Total return[6]	8.02%	(0.87%)	4.14%	8.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$51,940	$13,026	$13,068	$1,477
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.95%	0.98%	0.93%[7]	0.75%[7]
Expenses excluding waivers/reimbursements and expense reductions	0.97%	0.98%	0.94%[7]	0.86%[7]
Net investment income (loss)	3.47%	3.18%	2.56%[7]	3.03%[7]
Portfolio turnover rate	100%	247%	73%	281%

1 Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to July 14, 2003 are those of Class A shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction .

2 For the five months ended May 31, 2003. Evergreen Offit National Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

3 For the period from February 28, 2002 (commencement of class operations), to December 31, 2002.

4 Effective at the close of business on November 8, 2002, Evergreen Offit National Fund acquired the net assets of OFFIT National Municipal Fund (“OFFIT Fund”). OFFIT Fund was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to November 11, 2002 are those of Advisor shares of OFFIT Fund.

5 Net investment income (loss) per share is based on average shares outstanding during the period.

6 Excluding applicable sales charges

7 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,			Year Ended
				December 31,
CLASS B	2005	2004[1]	2003[1,2]	2002[1,3]

Net asset value, beginning of period	$59.24	$62.54	$61.61	$61.06

Income from investment operations
Net investment income (loss)	1.69[4]	1.51	0.44	0.22
Net realized and unrealized gains or losses on investments	2.57	(2.46)	1.91	0.55

Total from investment operations	4.26	(0.95)	2.35	0.77

Distributions to shareholders from
Net investment income	(1.73)	(1.56)	(0.44)	(0.22)
Net realized gains	0	(0.79)	(0.98)	0

Total distributions to shareholders	(1.73)	(2.35)	(1.42)	(0.22)

Net asset value, end of period	$61.77	$59.24	$62.54	$61.61

Total return[5]	7.27%	(1.55%)	3.82%	1.22%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,421	$3,673	$1,082	$ 27
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.67%	1.68%	1.64%[6]	1.57%[6]
Expenses excluding waivers/reimbursements and expense reductions	1.67%	1.68%	1.65%[6]	1.64%[6]
Net investment income (loss)	2.79%	2.57%	1.79%[6]	2.16%[6]
Portfolio turnover rate	100%	247%	73%	281%

1 Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to July 14, 2003 are those of Class B shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction .

2 For the five months ended May 31, 2003. Evergreen Offit National Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

3 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excluding applicable sales charges

6 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,			Year Ended
				December 31,
CLASS C	2005	2004[1]	2003[1,2]	2002[1,3]

Net asset value, beginning of period	$ 59.24	$62.54	$61.61	$61.07

Income from investment operations
Net investment income (loss)	1.69[4]	1.49	0.49	0.22
Net realized and unrealized gains or losses on investments	2.56	(2.44)	1.86	0.54

Total from investment operations	4.25	(0.95)	2.35	0.76

Distributions to shareholders from
Net investment income	(1.72)	(1.56)	(0.44)	(0.22)
Net realized gains	0	(0.79)	(0.98)	0

Total distributions to shareholders	(1.72)	(2.35)	(1.42)	(0.22)

Net asset value, end of period	$ 61.77	$59.24	$62.54	$61.61

Total return[5]	7.26%	(1.56%)	3.82%	1.22%

Ratios and supplemental data
Net assets, end of period (thousands)	$16,006	$5,090	$1,293	$ 539
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.67%	1.68%	1.63%[6]	1.48%[6]
Expenses excluding waivers/reimbursements and expense reductions	1.67%	1.68%	1.64%[6]	1.54%[6]
Net investment income (loss)	2.78%	2.58%	1.79%[6]	1.63%[6]
Portfolio turnover rate	100%	247%	73%	281%

1 Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transactio n. The financial highlights for the periods prior to July 14, 2003 are those of Class C shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction .

2 For the five months ended May 31, 2003. Evergreen Offit National Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

3 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excluding applicable sales charges

6 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,			Year Ended December 31,

CLASS I	2005	2004[1]	2003[1,2]	2002[1,3]	2001[1,3]	2000[1,3]

Net asset value, beginning of period	$ 59.24	$62.54	$ 61.61	$ 58.01	$58.28	$ 54.89

Income from investment operations
Net investment income (loss)	2.32	2.13	0.71	1.86	1.97	2.57
Net realized and unrealized gains or losses on investments	2.55	(2.47)	1.86	4.36	1.92	3.39

Total from investment operations	4.87	(0.34)	2.57	6.22	3.89	5.96

Distributions to shareholders from
Net investment income	(2.34)	(2.17)	(0.66)	(2.02)	(1.97)	(2.57)
Net realized gains	0	(0.79)	(0.98)	(0.60)	(2.19)	0

Total distributions to shareholders	(2.34)	(2.96)	(1.64)	(2.62)	(4.16)	(2.57)

Net asset value, end of period	$ 61.77	$59.24	$ 62.54	$ 61.61	$58.01	$ 58.28

Total return	8.34%	(0.57%)	4.25%	10.96%	6.79%	11.21%

Ratios and supplemental data
Net assets, end of period (thousands)	$413,741	$441,869	$76,602	$86,542	$46,076	$25,745
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.67%	0.68%	0.64%[4]	0.51%	0.50%	0.50%
Expenses excluding waivers/reimbursements
and expense reductions	0.67%	0.68%	0.65%[4]	0.62%	0.68%	0.66%
Net investment income (loss)	3.82%	3.59%	2.81%[4]	3.42%	3.26%	4.64%
Portfolio turnover rate	100%	247%	73%	281%	424%	370%

1 Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transacti on. The financial highlights for the periods prior to July 14, 2003 are those of Class I shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction .

2 For the five months ended May 31, 2003. Evergreen Offit National Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

3 Effective at the close of business on November 8, 2002, Evergreen Offit National Fund acquired the net assets of OFFIT National Municipal Fund (“OFFIT Fund”). OFFIT Fund was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to November 11, 2002 are those of Select shares of OFFIT Fund.

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS IS	2005	2004[1,2]

Net asset value, beginning of period	$ 59.24	$ 60.85

Income from investment operations
Net investment income (loss)	2.19	1.80
Net realized and unrealized gains or losses on investments	2.52	(1.59)

Total from investment operations	4.71	0.21

Distributions to shareholders from
Net investment income	(2.18)	(1.82)

Net asset value, end of period	$ 61.77	$ 59.24

Total return	8.07%	0.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$17,008	$14,219
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.92%	0.93%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.92%	0.93%[3]
Net investment income (loss)	3.57%	3.40%[3]
Portfolio turnover rate	100%	247%

1 For the period from July 11, 2003 (commencement of class operations), to May 31, 2004.

2 Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund became the accounting and performance survivor in this transaction . Class IS shares of Evergreen Offit National Fund did not exist prior to the transaction . As a result, accounting and performance information for Class IS shares commenced on July 11, 2003.

3 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

May 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 96.2%
AIRPORT 1.2%
Denver, CO City & Cnty. Arpt. RB, Rental Car Proj., Ser. A, 6.00%, 01/01/2011,
(Insd. by MBIA)	$ 3,025,000	$3,294,618
Denver, CO City & Cnty. Arpt. RRB, Ser. A, 6.00%, 11/15/2015, (Insd. by AMBAC)	2,400,000	2,665,392

		5,960,010

CONTINUING CARE RETIREMENT COMMUNITY 1.1%
Massachusetts Dev. Fin. Agcy. RB, Neville Communities Home Proj., Ser. A,
6.00%, 06/20/2044, (Insd. by GNMA)	1,750,000	1,964,183
New Jersey EDA RB:
Evergreens Proj., 5.875%, 10/01/2012	1,380,000	1,380,966
Fellowship Vlg. Proj., Ser. A:
5.20%, 01/01/2009	530,000	544,776
5.30%, 01/01/2010	585,000	606,370
Franciscan Oaks Proj., 5.70%, 10/01/2017	1,215,000	1,221,002

		5,717,297

EDUCATION 6.2%
Colorado Edl. & Cultural Facs. RB, Nashville Pub. Radio Proj., 5.75%, 04/01/2013	200,000	218,422
Delaware Cnty., PA Auth. RRB, Villanova Univ. Proj., 5.00%, 08/01/2017	1,000,000	1,097,710
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A, 5.25%, 01/01/2019	4,000,000	4,332,880
Massachusetts Dev. Fin. Agcy. RB, Massachusetts College of Pharmacy
Allied Proj., 6.375%, 07/01/2023	1,000,000	1,124,130
Massachusetts Edl. Fin. Auth. RRB, Ser. A, 5.50%, 12/01/2007, (Insd. by MBIA)	590,000	604,384
New Jersey Edl. Facs. Auth. RB, Higher Ed. Capital Impt. Proj., Ser. A, 5.00%,
09/01/2018	4,535,000	4,952,130
New York Dorm. Auth. RB, Ser. A, 5.50%, 05/15/2013	13,000,000	14,658,150
Rutgers Univ., New Jersey RRB:
5.00%, 05/01/2015, (Insd. by FGIC)	500,000	548,195
5.00%, 05/01/2016, (Insd. by FGIC)	2,470,000	2,693,856
University of Texas RB, Financing Sys., Ser. C, 5.00%, 08/15/2019	1,000,000	1,083,530

		31,313,387

GENERAL OBLIGATION - LOCAL 34.8%
Abilene, TX Independent Sch. Dist. GO, 5.00%, 02/15/2018, (Insd. by PSF)	2,775,000	2,998,332
Allen, TX Independent Sch. Dist. GO, 5.00%, 02/15/2019, (Gtd. by PSF)	1,000,000	1,075,890
Anaheim, CA Unified Sch. Dist. GO, 4.50%, 08/01/2020, (Insd. by FSA)	1,000,000	1,035,460
Arlington, TX Independent Sch. Dist GO, 5.00%, 02/15/2018	2,510,000	2,741,773
Athens, OH City Sch. Dist. Facs. Construction & Impt. GO, 6.65%, 12/01/2015,
(Insd. by FSA)	725,000	912,797
Austin, TX GO, 5.00%, 09/01/2019, (Insd. by MBIA)	1,485,000	1,603,548
California Coast Cmnty. College Dist. GO, 5.00%, 08/01/2016, (Insd. by MBIA)	1,600,000	1,773,408
California Southwestern Cmnty. College Dist. GO, Election of 2000 Proj.:
4.50%, 08/01/2019, (Insd. by MBIA)	1,000,000	1,048,100
5.00%, 08/01/2019, (Insd. by FGIC)	2,850,000	3,091,822
Clark Cnty., NV Sch. Dist. GO, Ser. A, 5.00%, 06/15/2016, (Insd. by FSA)	1,460,000	1,597,620
Columbus, OH GO, Ser. 1, 5.00%, 07/01/2019	2,100,000	2,290,302

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Dallas, TX Independent Sch. Dist. GO, 5.00%, 02/15/2019	$2,285,000	$2,467,160
Evergreen, CA Elementary Sch. Dist. GO, 4.25%, 09/01/2019	2,980,000	3,025,445
Fort Bend Cnty., TX GO, Toll Road Proj., 5.00%, 03/01/2019	3,050,000	3,293,481
Fort Bend Cnty., TX Independent Sch. Dist. GO, Ser. A, 4.10%, 08/15/2016	3,190,000	3,251,184
Frisco, TX GO, 5.25%, 02/15/2016, (Insd. by MBIA)	1,385,000	1,540,189
Hays, TX Independent Sch. Dist. GO:
5.00%, 08/15/2017	1,725,000	1,876,041
5.25%, 08/15/2019	1,930,000	2,123,502
Houston, TX Independent Sch. Dist. GO:
4.00%, 02/15/2019	4,595,000	4,570,784
4.50%, 02/15/2020	5,955,000	6,118,822
Jackson Cnty., MO Reorganized Sch. Dist. No. 7 GO, Lees Summit Sch. Bldg. Proj.,
5.00%, 03/01/2016, (Insd. by MBIA)	1,875,000	2,054,212
Kerrville, TX Independent Sch. Dist. GO, 5.00%, 08/15/2019, (Insd. by PSF)	2,880,000	3,109,018
Klein, TX Independent Sch. Dist. GO, 5.00%, 08/01/2018	1,000,000	1,080,610
La Mesa-Spring Valley, CA Sch. Dist. GO, Ser. C, 5.00%, 08/01/2016,
(Insd. by FGIC)	1,565,000	1,737,416
Lincoln, CA Unified Sch. Dist. GO, Election of 2004 Proj., 4.50%, 08/01/2019,
(Insd. by FGIC)	1,000,000	1,032,580
Los Angeles, CA GO:
Ser. A, 5.00%, 09/01/2018, (Insd. by MBIA)	7,670,000	8,401,488
Ser. F, 5.00%, 07/01/2016, (Insd. by FSA)	3,000,000	3,283,410
Magnolia, TX Independent Sch. Dist. GO, 5.00%, 08/15/2019	1,500,000	1,629,840
Mason, MI Pub. Sch. Dist. GO, 5.25%, 05/01/2019, (Insd. by FSA)	1,900,000	2,099,082
McKinney, TX Independent Sch. Dist. GO:
5.125%, 02/15/2018, (Gtd. by PSF)	1,550,000	1,690,120
5.125%, 02/15/2019, (Gtd. by PSF)	1,635,000	1,775,267
Monmouth Cnty., NJ GO:
5.00%, 01/15/2017	1,800,000	1,986,390
5.00%, 01/15/2018	1,650,000	1,813,845
Moorpark, CA Unified Sch. Dist. GO:
5.00%, 08/01/2018	1,000,000	1,095,060
5.00%, 08/01/2019	1,520,000	1,655,158
New York, NY GO:
RITES-PA-878, 5.77%, 08/01/2013, (Insd. by MBIA) +	5,000,000	5,578,900
Ser. B, 5.75%, 08/01/2015	2,000,000	2,241,220
Ser. C, 5.50%, 08/01/2014	4,500,000	5,009,805
Ser. G:
5.00%, 12/01/2019	9,750,000	10,426,845
5.25%, 08/01/2015	3,170,000	3,488,839
5.625%, 08/01/2013	3,000,000	3,361,470
5.625%, 08/01/2015	620,000	687,419
Ser. J, 5.00%, 03/01/2019	1,000,000	1,070,840
North East Texas Independent Sch. Dist. GO, 5.00%, 08/01/2018	4,000,000	4,336,160
North Orange Cnty., CA Cmnty. College Dist. GO, 5.00%, 08/01/2016,
(Insd. by MBIA)	9,000,000	9,975,420

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Norwalk-La Mirada, CA Unified Sch. Dist. GO, 5.00%, 08/01/2019	$7,285,000	$7,971,101
Nueces Cnty., TX GO, 5.00%, 02/15/2018	5,175,000	5,591,484
Orange Cnty., NY GO, Ser. A, 5.00%, 07/15/2020	1,000,000	1,092,100
Saddleback Valley, CA Unified Sch. Dist. GO, 5.00%, 08/01/2017, (Insd. by FSA)	1,015,000	1,111,780
San Jose-Evergreen, CA Cmnty. College Dist. GO:
Ser. A, 5.00%, 09/01/2019, (Insd. by AMBAC)	5,875,000	6,377,195
Ser. C, 5.25%, 09/01/2016, (Insd. by AMBAC)	8,740,000	9,843,600
Santa Clarita, CA Cmnty. College Dist. GO, 5.00%, 08/01/2020 #	1,000,000	1,089,790
Southwestern California Cmnty. College Dist. GO, Election of 2000 Proj., 5.00%,
08/01/2018, (Insd. by FGIC)	1,300,000	1,416,584
Spring, TX Independent Sch. Dist. GO, 4.10%, 08/15/2020, (Insd. by MBIA)	5,190,000	5,159,535
Tunkhannock, PA Independent Sch. Dist. GO, 5.00%, 07/15/2019	1,610,000	1,752,662
Worcester, MA GO, Ser. A, 5.25%, 08/15/2017, (Insd. by MBIA)	1,350,000	1,523,813
Ysleta, TX Independent Sch. Dist. GO, 5.00%, 08/15/2018	4,415,000	4,787,361

		176,773,079

GENERAL OBLIGATION - STATE 7.6%
California GO:
5.00%, 03/01/2017	1,000,000	1,090,990
5.25%, 02/01/2020	3,805,000	4,190,599
Florida Board of Ed. GO, Ser. A, 4.00%, 01/01/2018	1,080,000	1,089,266
Florida Dept. of Trans. GO, Right of Way Proj., Ser. A, 5.25%, 07/01/2016	6,790,000	7,672,157
Louisiana GO, Ser. A, 4.50%, 10/15/2020	10,810,000	11,177,216
New York GO, Ser. A:
4.50%, 03/15/2019	4,825,000	5,002,705
4.50%, 03/15/2020	7,000,000	7,217,840
Texas Veteran’s Hsg. Proj. GO:
5.60%, 06/01/2009	415,000	447,378
5.75%, 06/01/2011	670,000	730,199
5.90%, 12/01/2014	130,000	140,568

		38,758,918

HOSPITAL 3.7%
Michigan Hosp. Fin. Auth. RB, Trinity Hlth. Proj.:
6.00%, 12/01/2013	4,675,000	5,220,666
6.00%, 12/01/2014	4,865,000	5,432,843
New Hampshire Hlth. & Ed. Facs. Auth. RB, Exeter Hosp., Ser. A, 6.00%,
10/01/2016	1,000,000	1,114,480
New Jersey Hlth. Care Facs. Fin. Auth. RB, Atlantic City Med. Ctr., Ser. B:
6.00%, 07/01/2012	3,000,000	3,400,410
6.25%, 07/01/2017	2,000,000	2,289,700
Wisconsin Hlth. & Edl. Facs. Auth. RB, Wheaton Franciscan Svcs., 6.00%,
08/15/2014	1,000,000	1,120,770

		18,578,869

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 7.2%
Clarence, NY HFA RB, Bristol Vlg. Proj., 6.00%, 01/20/2044, (Insd. by GNMA)	$ 2,750,000	$3,062,345
Massachusetts HFA RB, Ser. A, 6.15%, 10/01/2015, (Insd. by AMBAC)	150,000	150,000
Michigan HDA MHRB, RITES-PA-849, 8.59%, 10/01/2015, (Insd. by MBIA) +	4,670,000	4,869,502
Minnesota HFA SFHRB, Ser. B, 6.20%, 01/01/2021	1,685,000	1,723,587
Mississippi Home Corp. SFHRB, Ser. H, 6.70%, 12/01/2029,
(Insd. by GNMA & FNMA)	2,920,000	2,978,429
Missouri Hsg. Dev. Commission SFHRB:
6.95%, 09/01/2030, (Insd. by GNMA & FNMA)	1,500,000	1,510,740
7.50%, 03/01/2031, (Insd. by GNMA & FNMA)	330,000	345,804
New Hampshire HFA SFHRB, Ser. D, 6.15%, 07/01/2029	325,000	328,286
New Mexico Mtge. Fin. Auth. SFHRB:
Ser. A, 7.10%, 09/01/2030, (Insd. by GNMA, FNMA & FHLMC)	495,000	509,221
Ser. E, 6.55%, 09/01/2031	2,845,000	3,039,228
New York HFA RB, Personal Income Tax, Ser. A:
5.25%, 09/15/2017, (Insd. by MBIA)	1,795,000	1,961,361
5.25%, 09/15/2018, (Insd. by MBIA)	1,420,000	1,563,647
Ohio HFA Mtge. SFHRB, 5.625%, 03/01/2032, (Insd. by GNMA)	3,755,000	3,902,759
Oklahoma HFA SFHRB, 7.10%, 09/01/2016, (Insd. by GNMA & FNMA)	765,000	777,837
Smyrna, TN Hsg. Assn. MHRB, 6.45%, 10/20/2035, (Insd. by GNMA)	8,980,000	9,875,845

		36,598,591

LEASE 1.6%
New York Dorm. Auth. RRB, Ser. A:
5.00%, 07/01/2015	1,100,000	1,207,954
5.00%, 07/01/2016	1,230,000	1,343,492
Texas Pub. Fin. Auth. RRB:
Hlth. Svcs. Proj.:
5.00%, 02/01/2017	1,450,000	1,576,527
5.00%, 02/01/2018	1,990,000	2,157,240
Preservation Board Proj., 5.00%, 02/01/2018	1,550,000	1,680,262

		7,965,475

MISCELLANEOUS REVENUE 0.6%
Gwinnett Cnty., GA Wtr. & Swr. RRB, 4.50%, 08/01/2020	2,705,000	2,812,361

PORT AUTHORITY 0.4%
Long Beach, CA Harbor RRB, Ser. B:
5.00%, 05/15/2018, (Insd. by FGIC)	1,000,000	1,089,560
5.00%, 05/15/2018	1,000,000	1,094,340

		2,183,900

POWER 4.3%
San Antonio, TX Elec. & Gas RRB, 5.00%, 02/01/2019	20,000,000	21,739,800

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED 5.5%
Beaver Falls, PA Muni. Auth. RB, 9.125%, 08/01/2005	$ 140,000	$141,424
Heartland Consumer Pwr. Dist. RB, 7.00%, 01/01/2016	4,345,000	5,135,051
Illinois Hlth. Facs. Auth. RB, Mercy Hosp. & Med. Ctr. Proj., 10.00%, 01/01/2015	3,775,000	5,023,091
Texas Natl. Research Lab. Commission Fin. Corp. Lease RB, Superconducting
Super Collider Proj., 6.95%, 12/01/2012	15,000,000	17,479,050

		27,778,616

SALES TAX 6.4%
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A:
5.25%, 01/01/2015	8,000,000	8,787,280
5.25%, 01/01/2016	4,000,000	4,369,200
Los Angeles Cnty., CA Metro. Trans. Auth. Sales Tax RRB, Ser. B, 5.00%,
07/01/2019, (Insd. by MBIA)	2,500,000	2,730,425
Nassau Cnty., NY Interim Fin. Auth. RB:
Ser. A, 5.00%, 11/15/2017, (Insd. by AMBAC)	4,745,000	5,174,897
Ser. B, 5.00%, 11/15/2018	2,250,000	2,453,850
New York, NY Transitional Fin. Auth. RB, Ser. A:
5.00%, 08/01/2016	3,950,000	4,294,361
5.00%, 08/01/2017	4,450,000	4,815,167

		32,625,180

SPECIAL TAX 7.2%
Los Angeles, CA Sanitation Equipment Charge RB, Ser. A, 5.00%, 02/01/2017	1,765,000	1,925,509
New York Thruway Auth. RB, Ser. A, 5.00%, 03/15/2017, (Insd. by MBIA)	13,840,000	15,126,032
South Carolina Pub. Svc. Auth. RB, Ser. A, 5.00%, 01/01/2017, (Insd. by FSA)	17,775,000	19,433,230

		36,484,771

TRANSPORTATION 4.4%
Harris Cnty., TX RRB, Toll Road Proj., Sr. Lien, Ser. B-1, 5.00%, 08/15/2015	4,025,000	4,438,126
New York Thruway Auth. RB, Gen. Hwy. & Bridge:
Ser. A:
5.00%, 04/01/2017, (Insd. by MBIA)	1,000,000	1,093,990
5.00%, 04/01/2019, (Insd. by MBIA)	3,500,000	3,790,605
Ser. B, 5.00%, 04/01/2018, (Insd. by AMBAC)	12,205,000	13,294,662

		22,617,383

UTILITY 1.4%
Denton, TX Util. Sys. RRB:
5.00%, 12/01/2016, (Insd. by MBIA)	1,555,000	1,709,147
5.00%, 12/01/2017, (Insd. by MBIA)	1,630,000	1,783,399
5.00%, 12/01/2018, (Insd. by MBIA)	1,720,000	1,876,142
5.00%, 12/01/2019, (Insd. by MBIA)	1,805,000	1,959,869

		7,328,557

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 2.6%
Fort Worth, TX Wtr. & Swr. RRB, 5.00%, 02/15/2020	$ 1,000,000	$1,072,850
McAllen, TX Wtrworks. & Swr. Sys. Impt. RRB, 5.25%, 02/01/2020, (Insd. by FSA)	1,530,000	1,689,747
New York Env. Facs. Corp. RB, Clean Drinking Wtr. Proj.:
5.00%, 06/15/2017	1,205,000	1,313,052
Ser. B, 5.00%, 11/15/2017	1,835,000	2,011,013
Oakland, CA Wtr. & Swr. Auth. RB, Ser. A:
5.00%, 06/15/2016, (Insd. by FSA)	1,685,000	1,853,332
5.00%, 06/15/2017, (Insd. by FSA)	2,000,000	2,188,520
Polk Cnty., FL Util. Sys. RRB, Ser. B, 5.00%, 10/01/2017	2,895,000	3,180,013

		13,308,527

Total Municipal Obligations (cost $471,454,078)		488,544,721

	Shares	Value

SHORT-TERM INVESTMENTS 2.5%
MUTUAL FUND SHARES 2.5%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $12,725,963)	12,725,963	12,725,963

Total Investments (cost $484,180,041) 98.7%		501,270,684
Other Assets and Liabilities 1.3%		6,845,551

Net Assets 100.0%		$508,116,235

+	Inverse floating rate security
#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PSF	Permanent School Fund
RB	Revenue Bond
RITES	Residual Interest Tax-Exempt Security
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2005

The following table shows the percent of total investments by geographic location as of May 31, 2005:
Texas	24.8%
New York	24.4%
California	16.2%
New Jersey	4.3%
South Carolina	3.9%
Michigan	3.5%
Alabama	3.5%
Florida	2.4%
Louisiana	2.2%
Tennessee	2.0%
Ohio	1.4%
Colorado	1.2%
Massachusetts	1.1%
South Dakota	1.0%
Illinois	1.0%
Missouri	0.8%
New Mexico	0.7%
Pennsylvania	0.6%
Mississippi	0.6%
Georgia	0.6%
Minnesota	0.3%
Nevada	0.3%
New Hampshire	0.3%
Wisconsin	0.2%
Oklahoma	0.2%
Non-state specific	2.5%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of
May 31, 2005 (unaudited):
AAA	70.0%
AA	16.5%
A	11.5%
BBB	0.5%
NR	1.5%

100.0%

The following table shows the percent of total bonds by maturity as of May 31, 2005 (unaudited):
Less than 1 year	2.1%
1 to 3 year(s)	0.1%
3 to 5 years	0.3%
5 to 10 years	16.4%
10 to 20 years	75.6%
20 to 30 years	2.5%
30 + years	3.0%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2005

Assets
Investments in securities, at value (cost $471,454,078)	$488,544,721
Investments in affiliates, at value (cost $12,725,963)	12,725,963
Receivable for Fund shares sold	3,396,906
Interest receivable	6,979,374
Prepaid expenses and other assets	39,830

Total assets	511,686,794

Liabilities
Dividends payable	1,228,077
Payable for securities purchased	2,160,720
Payable for Fund shares redeemed	112,333
Advisory fee payable	6,554
Distribution Plan expenses payable	53
Due to other related parties	425
Accrued expenses and other liabilities	62,397

Total liabilities	3,570,559

Net assets	$508,116,235

Net assets represented by
Paid-in capital	$516,573,059
Overdistributed net investment income	(605,705)
Accumulated net realized losses on investments	(24,941,762)
Net unrealized gains on investments	17,090,643

Total net assets	$508,116,235

Net assets consists of
Class A	$51,939,861
Class B	9,421,343
Class C	16,006,054
Class I	413,741,415
Class IS	17,007,562

Total net assets	$508,116,235

Shares outstanding (unlimited number of shares authorized)
Class A	840,892
Class B	152,533
Class C	259,138
Class I	6,698,497
Class IS	275,354

Net asset value per share
Class A	$61.77
Class A — Offering price (based on sales charge of 4.75%)	$64.85
Class B	$61.77
Class C	$61.77
Class I	$61.77
Class IS	$61.77

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended May 31, 2005

Investment income
Interest	$20,769,942
Income from affiliates	287,090

Total investment income	21,057,032

Expenses
Advisory fee	2,237,786
Distribution Plan expenses
Class A	75,211
Class B	61,426
Class C	104,014
Class IS	38,857
Administrative services fee	468,740
Transfer agent fees	38,036
Trustees’ fees and expenses	13,830
Printing and postage expenses	36,132
Custodian and accounting fees	140,189
Registration and filing fees	149,814
Professional fees	22,568
Other	35,861

Total expenses	3,422,464
Less: Expense reductions	(3,667)
Expense reimbursements	(4,398)

Net expenses	3,414,399

Net investment income	17,642,633

Net realized and unrealized gains or losses on investments
Net realized gains on investments	1,457,985
Net change in unrealized gains or losses on investments	17,922,367

Net realized and unrealized gains or losses on investments	19,380,352

Net increase in net assets resulting from operations	$37,022,985

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,
	2005		2004 (a) (b)

Operations
Net investment income		$17,642,633		$17,419,297
Net realized gains on investments		1,457,985		370,495
Net change in unrealized gains or losses
on investments		17,922,367		(15,143,421)

Net increase in net assets resulting from
operations		37,022,985		2,646,371

Distributions to shareholders from
Net investment income
Class A		(869,004)		(456,782)
Class B		(171,884)		(57,468)
Class C		(289,332)		(71,615)
Class I		(15,834,904)		(16,491,993)
Class IS		(556,144)		(421,231)
Net realized gains
Class A		0		(191,163)
Class B		0		(17,847)
Class C		0		(17,584)
Class I		0		(996,745)

Total distributions to shareholders		(17,721,268)		(18,722,428)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	735,664	45,096,765	170,944	10,488,123
Class B	102,836	6,290,307	54,532	3,332,234
Class C	216,678	13,258,223	73,464	4,479,130
Class I	1,332,566	81,206,884	1,051,732	63,435,120
Class IS	166,919	10,179,955	107,011	6,483,350

		156,032,134		88,217,957

Net asset value of shares issued in
reinvestment of distributions
Class A	9,428	575,359	7,229	438,449
Class B	1,799	109,750	1,065	64,604
Class C	1,952	119,092	1,079	65,396
Class I	21,548	1,312,299	31,868	1,933,591
Class IS	4,997	304,543	3,795	229,448

		2,421,043		2,731,488

Automatic conversion of Class B
shares to Class A shares
Class A	1,416	86,312	153	9,563
Class B	(1,416)	(86,312)	(153)	(9,563)

		0		0

Payment for shares redeemed
Class A	(125,491)	(7,622,495)	(167,441)	(10,205,777)
Class B	(12,679)	(768,670)	(10,754)	(648,774)
Class C	(45,410)	(2,758,978)	(9,304)	(556,706)
Class I	(2,114,392)	(128,056,306)	(3,183,752)	(192,638,585)
Class IS	(136,585)	(8,309,258)	(101,602)	(6,121,292)

		(147,515,707)		(210,171,134)

(a) Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The information above for the period prior to July 14, 2003 is that of Evergreen Offit National Fund. The capital share activity has been restated to give the effect to this transaction.

(b) For Class IS shares, for the period from July 11, 2003 (commencement of class operations), to May 31, 2004.

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended May 31,
	2005		2004 (a) (b)

	Shares		Shares
Capital share transactions continued
Net asset value of shares issued in
acquisition
Class I	0	$ 0	8,333,840	$ 507,085,876
Class IS	0	0	230,819	14,044,368

		0		521,130,244

Net increase in net assets resulting
from capital share transactions		10,937,470		401,908,555

Total increase in net assets		30,239,187		385,832,498
Net assets
Beginning of period		477,877,048		92,044,550

End of period		$ 508,116,235		$ 477,877,048

Overdistributed net investment income		$ (605,705)		$ (527,070)

(a) Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The information above for the period prior to July 14, 2003 is that of Evergreen Offit National Fund. The capital share activity has been restated to give the effect to this transaction.

(b) For Class IS shares, for the period from July 11, 2003 (commencement of class operations), to May 31, 2004.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Intermediate Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Institutional (“Class I”) and Institutional Service (“Class IS”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund (“Evergreen Offit National Fund”), a series of Evergreen Municipal Trust. Evergreen Offit National Fund became the accounting and performance survivor in the transaction. As a result, the accounting and performance history of Evergreen Offit National Fund has been carried forward in the financial statements contained herein.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS continued

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual fee starting at 0.50% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended May 31, 2005, EIMC reimbursed other expenses in the amount of $94. In addition, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $4,304 which represents 0.02% of the average daily net assets of Class A shares.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the

NOTES TO FINANCIAL STATEMENTS continued

aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended May 31, 2005, EIS received $42,151 from the sale of Class A shares and $11,123 and $7,933 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Fund in a tax-free exchange for Class A, Class B, Class C shares and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C and Class I shares of Evergreen Offit National Fund at an exchange ratio of 0.18, 0.18, 0.18 and 0.18 for Class A, Class B, Class C and Class I shares, respectively, of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $9,454,605. The aggregate net assets of the Fund and Evergreen Offit National Fund immediately prior to the acquisition were $521,130,244 and $94,992,877, respectively. The aggregate net assets of the Fund immediately after the acquisition were $616,123,121. Evergreen Offit National Fund was the accounting and performance survivor in this transaction.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $464,343,986 and $460,255,061, respectively, for the year ended May 31, 2005.

On May 31, 2005, the aggregate cost of securities for federal income tax purposes was $484,217,470. The gross unrealized appreciation and depreciation on securities based on tax cost was $17,526,100 and $472,886, respectively, with a net unrealized appreciation of $17,053,214.

As of May 31, 2005, the Fund had $24,233,017 in capital loss carryovers for federal income tax purposes with $10,910,730 expiring in 2009, $2,023,822 expiring in 2010 and $11,298,465 expiring in 2011.

NOTES TO FINANCIAL STATEMENTS continued

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of May 31, 2005, the Fund incurred and will elect to defer post-October losses of $671,316.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended May 31, 2005, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2005, the components of distributable earnings on a tax basis were as follows:

Overdistributed		Capital Loss
Exempt-Interest	Unrealized	Carryover and
Income	Appreciation	Post-October Losses

$605,705	$17,053,214	$24,904,333

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended May 31,
	2005	2004

Ordinary Income	$20,181	$764,625
Exempt-Interest Income	17,701,087	17,433,151
Long-term Capital Gain	0	524,652

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

NOTES TO FINANCIAL STATEMENTS continued

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended May 31, 2005, the Fund had no borrowings under this agreement.

12. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

13. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to

NOTES TO FINANCIAL STATEMENTS continued

be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Intermediate Municipal Bond Fund, a series of Evergreen Select Fixed Income Trust, as of May 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2005 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Intermediate Municipal Bond Fund as of May 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
July 22, 2005

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended May 31, 2005, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax is 99.89% .

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566603 rv3 7/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of the one series of the Registrant’s annual financial statements for the fiscal years ended May 31, 2005 and May 31, 2004, and fees billed for other services rendered by KPMG LLP.

	2005	2004
Audit	$19,199	$18,001
fees
Audit-related fees	0	0

Audit and audit-related fees	19,199	18,001
Tax fees (1)	0	4,213
All other fees	0	0

Total fees	$19,199	$22,214

(1) Tax fees consists of fees for tax consultation, tax compliance and tax review.

Evergreen Funds

Evergreen Income Advantage Fund

Evergreen Managed Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit –related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in appendix D. Permissible All Other services not listed in Appendix D must be specifically pre-approved by the Audit Committee.

A list of the SEC’s prohibited non-audit services is attached to this policy as Exhibit 1. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant’s first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 9 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 8/5/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: 8/5/2005

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: 8/5/2005